Long term loan, Long term loan and interest (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long term loan [Abstract]
Long term loan principal	$ 93,988	$ 88,037
Unamortized debt issuance costs	(593)	(735)
Long term loan	$ 93,395	$ 87,302